Administrative Expenses - Summary of Administrative Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Selling, general and administrative expense [abstract]
Salaries	€ 20,023	€ 19,364
Consultancy	4,076	4,089
Travel expenses	2,712	3,210
Non deductibles and indirect taxes	2,022	2,331
Depreciation and amortization	1,301	1,668
Mail & Phone	675	745
Directors and auditors-fees	801	734
Cars cost	487	507
Printing & Stationery	457	500
Electronic data processing	96	118
Other	2,694	2,839
Total	€ 35,344	€ 36,105